Employee benefits - Summary of Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Remeasurements
Total recognized in other comprehensive income	$ 1,163.4	₨ 88,029.9	₨ (25,612.6)	₨ 46,751.0
Pension benefits [Member]
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	2.4	180.4	(27.0)	26.9
Actuarial (gains) / losses arising from changes in demographic assumptions	0.5	35.5	(11.9)	(160.3)
Actuarial (gains) / losses arising from changes in financial assumptions	4.9	371.2	141.9	228.8
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	3.3	246.6	592.7	105.0
Total recognized in other comprehensive income	11.1	833.7	695.7	200.4
Total recognized in income statement and statement of other comprehensive income	22.0	1,664.7	1,486.9	1,062.2
Post retirement medical benefits [Member]
Remeasurements
Actuarial (gains) / losses arising from changes in demographic assumptions	(0.1)	(6.7)		(114.0)
Actuarial (gains) / losses arising from changes in financial assumptions	1.3	99.1	81.1	(27.0)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(0.7)	(54.2)	(150.3)	(289.6)
Total recognized in other comprehensive income	0.5	38.2	(69.2)	(430.6)
Total recognized in income statement and statement of other comprehensive income	$ 3.1	₨ 232.9	₨ 106.4	₨ (198.0)